UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments • January 31, 2015 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.1%)
	France (20.3%)
	Aerospace & Defense
52,672	Airbus Group N.V.	$2,804,801

	Banks
61,975	BNP Paribas SA	3,269,248
229,890	Credit Agricole SA	2,731,424
		6,000,672
	Communications Equipment
215,237	Alcatel-Lucent (a)	750,807

	Electrical Equipment
51,634	Schneider Electric SE	3,890,363

	Hotels, Restaurants & Leisure
69,852	Accor SA	3,493,536

	Insurance
169,342	AXA SA	3,983,455

	Media
45,725	Publicis Groupe SA	3,428,138
92,472	SES SA	3,371,970
		6,800,108
	Multi-Utilities
166,423	Suez Environnement Co.	3,057,852
	Total France	30,781,594

	Germany (14.0%)
	Automobiles
56,044	Daimler AG (Registered)	5,093,579
18,595	Volkswagen AG (Preference)	4,164,806
		9,258,385
	Health Care Providers & Services
61,268	Fresenius SE & Co., KGaA	3,513,478

	Industrial Conglomerates
32,895	Siemens AG (Registered) (b)	3,455,085

	Pharmaceuticals
35,228	Bayer AG (Registered)	5,090,404
	Total Germany	21,317,352

	Ireland (2.1%)
	Construction Materials
132,252	CRH PLC	3,182,576

	Italy (1.9%)
	Banks
497,132	UniCredit SpA	2,927,086

	Netherlands (2.5%)
	Media
154,329	Reed Elsevier N.V.	3,781,639

	Spain (4.1%)
	Banks
327,251	Banco Bilbao Vizcaya Argentaria SA	2,793,818

	Information Technology Services
84,985	Amadeus IT Holding SA, Class A	3,406,236
	Total Spain	6,200,054

	Sweden (1.7%)
	Household Products
104,882	Svenska Cellulosa AB SCA, Class B	2,534,503

	Switzerland (17.6%)
	Chemicals
8,374	Syngenta AG (Registered)	2,725,508

	Food Products
95,508	Nestle SA (Registered)	7,315,619

	Insurance
11,958	Zurich Insurance Group AG (a)	3,969,657

	Pharmaceuticals
70,564	Novartis AG (Registered)	6,880,159
21,276	Roche Holding AG (Genusschein)	5,747,766
		12,627,925
	Total Switzerland	26,638,709

	United Kingdom (33.9%)
	Aerospace & Defense
170,816	Rolls-Royce Holdings PLC (a)	2,290,765

	Banks
1,032,503	Barclays PLC	3,628,735
605,342	HSBC Holdings PLC	5,542,778
		9,171,513
	Household Products
51,217	Reckitt Benckiser Group PLC	4,337,780

	Insurance
186,374	Prudential PLC	4,533,477

	Metals & Mining
105,218	BHP Billiton PLC	2,291,119
715,992	Glencore PLC (a)	2,670,576
		4,961,695
	Oil, Gas & Consumable Fuels
643,188	BP PLC	4,141,001
135,580	Royal Dutch Shell PLC, Class A	4,148,393
		8,289,394
	Pharmaceuticals
184,878	GlaxoSmithKline PLC	4,069,265

	Tobacco
90,500	British American Tobacco PLC	5,095,161
82,790	Imperial Tobacco Group PLC	3,889,266
		8,984,427
	Wireless Telecommunication Services
1,375,718	Vodafone Group PLC	4,845,224
	Total United Kingdom	51,483,540
	Total Common Stocks (Cost $125,012,635)	148,847,053

NUMBER OF SHARES (000)
Short-Term Investments (3.3%)
Securities held as Collateral on Loaned Securities (1.7%)
Investment Company (1.4%)
2,217	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $2,217,337)	2,217,337

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.3%)
$162	Barclays Capital, Inc. (0.05%, dated 01/30/15, due 02/02/15; proceeds $162,402; fully collateralized by a U.S. Government obligation; 2.75% due 11/15/42; valued at $165,650)	162,401

244	BNP Paribas Securities Corp. (0.08%, dated 01/30/15, due 02/02/15; proceeds $243,603; fully collateralized by various U.S. Government agency securities; 1.63% - 4.50% due 09/01/29 - 01/01/45; valued at $248,478)	243,602
	Total Repurchase Agreements (Cost $406,003)	406,003
	Total Securities held as Collateral on Loaned Securities (Cost $2,623,340)	2,623,340

NUMBER OF SHARES (000)
	Investment Company (1.6%)
2,354	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $2,354,430)		2,354,430
	Total Short-Term Investments (Cost $4,977,770)		4,977,770

	Total Investments (Cost $129,990,405) (d)(e)	101.4%	153,824,823
	Liabilities in Excess of Other Assets	(1.4)	(2,066,525)
	Net Assets	100.0%	$151,758,298

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at January 31, 2015 were $2,501,886 and $2,649,340, respectively. The Fund received cash collateral of $2,649,340, of which $2,623,340 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At January 31, 2015, there was uninvested cash of $26,000 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2015, advisory fees paid were reduced by approximately $566 relating to the Fund’s investment in the Liquidity Funds.

(d)

The fair value and percentage of net assets, $148,847,053 and 98.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley European Equity Fund Inc.

Summary of Investments • January 31, 2015 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS

Pharmaceuticals	$21,787,594		14.4%
Banks	20,893,089		13.8
Insurance	12,486,589		8.3
Media	10,581,747		7.0
Automobiles	9,258,385		6.1
Tobacco	8,984,427		5.9
Oil, Gas & Consumable Fuels	8,289,394		5.5
Food Products	7,315,619		4.8
Household Products	6,872,283		4.5
Aerospace & Defense	5,095,566		3.4
Metals & Mining	4,961,695		3.3
Wireless Telecommunication Services	4,845,224		3.2
Electrical Equipment	3,890,363		2.6
Health Care Providers & Services	3,513,478		2.3
Hotels, Restaurants & Leisure	3,493,536		2.3
Industrial Conglomerates	3,455,085		2.3
Information Technology Services	3,406,236		2.3
Construction Materials	3,182,576		2.1
Multi-Utilities	3,057,852		2.0
Chemicals	2,725,508		1.8
Investment Company	2,354,430		1.6
Communications Equipment	750,807		0.5
	$151,201,483	+	100.0%

+     Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley European Equity Fund Inc.

Notes to Portfolio of Investments • January 31, 2015 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices;  (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”); Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) certain portfolio securities may be valued by an outside pricing service approved by the Directors; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$5,095,566	$—	$5,095,566
Automobiles	—	9,258,385	—	9,258,385
Banks	—	20,893,089	—	20,893,089
Chemicals	—	2,725,508	—	2,725,508
Communications Equipment	—	750,807	—	750,807
Construction Materials	—	3,182,576	—	3,182,576
Electrical Equipment	—	3,890,363	—	3,890,363
Food Products	—	7,315,619	—	7,315,619
Health Care Providers & Services	—	3,513,478	—	3,513,478
Hotels, Restaurants & Leisure	—	3,493,536	—	3,493,536
Household Products	—	6,872,283	—	6,872,283
Industrial Conglomerates	—	3,455,085	—	3,455,085
Information Technology Services	—	3,406,236	—	3,406,236
Insurance	—	12,486,589	—	12,486,589
Media	—	10,581,747	—	10,581,747
Metals & Mining	—	4,961,695	—	4,961,695
Multi-Utilities	—	3,057,852	—	3,057,852
Oil, Gas & Consumable Fuels	—	8,289,394	—	8,289,394
Pharmaceuticals	—	21,787,594	—	21,787,594
Tobacco	—	8,984,427	—	8,984,427
Wireless Telecommunication Services	—	4,845,224	—	4,845,224
Total Common Stocks	—	148,847,053	—	148,847,053
Short-Term Investments
Investment Company	4,571,767	—	—	4,571,767
Repurchase Agreements	—	406,003	—	406,003
Total Short-Term Investments	4,571,767	406,003	—	4,977,770
Total Assets	$4,571,767	$149,253,056	$—	$153,824,823

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2015